Income tax and tax loss carryforwards, Tax loss carryforwards (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 MXN ($)
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 2,610,180
2012 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 167,067
Year of expiration	2022
2013 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 189,383
Year of expiration	2023
2014 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 182,922
Year of expiration	2024
2015 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 44,315
Year of expiration	2025
2016 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 427,900
Year of expiration	2026
2017 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 123,127
Year of expiration	2027
2018 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 227,835
Year of expiration	2028
2019 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 526,994
Year of expiration	2029
2020 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 480,135
Year of expiration	2030
2021 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 240,502
Year of expiration	2031